Matrix Capital Group, Inc.
                         335 Madison Avenue, 11th Floor
                            New York, New York 10017

                                  May 16, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:                   Matrix Unit Trust, Series 5
                       (File No. 333-103317) (CIK 1216062)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on May 15, 2003.

                                Very truly yours,

                                Matrix Unit Trust, Series 5

                                By:  Matrix Capital Group, Inc.


                                By     /s/ ALEX R MEITZNER
                                  -----------------------------
                                        Alex R. Meitzner
                                    President, Funds Division